Segmented information	3 Months Ended
Mar. 31, 2026
Segmented Information
Segmented information

16.	Segmented information:

The operations of the Company are in one industry segment: digital mapping and related services. Revenue by geographic segment is included in Note 12.

Property and equipment of the Company are located as follows:

	March 31, 2026	December 31, 2025

United States	$2,723	$2,851
Europe	29	21
Asia/Pacific	152	183
	$2,904	$3,055

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

Three months ended March 31,	2026	2025

Customer A	$-	$2,413
Customer B	190	228
Customer C	188	345
	$378	$2,986

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 12